Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Components of Revenues

Components of revenues are presented in the following table:

	For the years ended December 31,
	2015	2016	2017
Live video service	$1,231	$376,925	$1,102,592
Value-added service	58,462	67,603	103,139
Mobile marketing	38,885	66,339	76,178
Mobile games	31,082	35,453	35,619
Other services	4,328	6,778	743

Total	$133,988	$553,098	$1,318,271